BORROWINGS - Lines of Credit (Details) - Credit Agreement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Lines of Credit
Revolving line of credit, term	5 years
Revolving line of credit, amount	$ 10,250.0
Revolving line of credit, term extension	1 year
Revolving line of credit, expiration date	Nov. 10, 2021
Revolving line of credit, expenses	$ 5.5	$ 5.3	$ 5.4
Revolving line of credit, additional amount	1,750.0
Revolving line of credit, borrowings outstanding	$ 0.0